GENERAL (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 25, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) segment item $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares
GENERAL
Minimum number of importers/exporters | item		10,000
Number of segments | segment		2
Share listing expense | $	$ 46,717		$ 46,717
Accumulated deficit | $		$ (194,109)		$ (184,179)
Loss | $		(9,930)	(54,998)
Cash flow from operating activities | $		$ (4,505)	$ (18,809)
Ordinary shares
GENERAL
Par value per share | $ / shares		$ 0.00001		$ 0.00001
Preferred stock conversion shares	1
Backstop Investor
GENERAL
Purchase price of issued units | $	$ 10,000
Exchange for ordinary shares	1,000,000
Number of warrants issued during period	100,000
Forward purchase agreement
GENERAL
Units issued	4,000,000
Number of shares per unit	1
Number of warrants per unit	0.5
Purchase price of issued units | $	$ 40,000
Forward purchase agreement | Ordinary shares
GENERAL
Common stock conversion share split | $ / shares	$ 3.51806
Common stock converted into option to purchase price | $ / shares	3.51806
Conversion of common stock exercise price | $ / shares	$ 3.51806
Backstop agreement | Ordinary shares
GENERAL
Purchase price of issued units | $	$ 10,000
Exchange for ordinary shares	1,000,000
Backstop agreement | Backstop Investor
GENERAL
Number of warrants issued during period	500,000
PIPE Agreement
GENERAL
Units issued	1,000,000
Purchase price of issued units | $	$ 10,000